Investment in associate	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investment in associate

7. Investment in associate

The Company acquired 25,687,444 common shares of VZZ as part of the acquisition of Golden Valley. On March 18, 2022, the Company participated a VZZ private placement offering and acquired 3,277,606 units at a price of C$0.16 per unit. Each unit is comprised of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable for the purchase of one common share of VZZ at a per share price of C$0.20 until March 18, 2024.As at December 31, 2023, the Company has a 35.09% equity interest in VZZ.

The following table summarizes the changes to investment in associates for the period from September 30, 2021 to December 31, 2023:

($)
Balance at September 30, 2021	—
Acquisition of Golden Valley	1,360
Addition	409
Share of loss in associate	(296)
Dilution gain	100
Translation gain	(144)
Balance at September 30, 2022	1,429
Share of gain in associate	1
Translation gain	29
Balance at December 31, 2022	1,459
Share of gain in associate	172
Dilution gain	12
Translation gain	38
Balance at December 31, 2023	1,681